Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)
NORTHWEST BANK 401(k) PLAN
EIN: 23-2790930
Plan Number: 002
NORTHWEST BANK 401(k) PLAN
EIN: 23-2790930
Plan Number: 002

Identity of issuer, borrower, lessor, or similar party	Description of investments	Cost	Current value
	Money market fund:
Federated Investors, Inc.	Federated Hermes Prime Cash Obligation Fund Wealth	N/R	$11,667,019
	Mutual funds:
Diamond Hill	Diamond Hill Large Cap Fund Class Y	N/R	3,535,171
T. Rowe Price	T. Rowe Price Blue Chip Growth Fund	N/R	21,495,462
T. Rowe Price	T. Rowe Price Mid-Cap Growth Fund	N/R	7,470,045
T. Rowe Price	T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund	N/R	5,107,629
JPMorgan	Undiscovered Managers Behavioral Value Fund Class L	N/R	1,631,229
The Vanguard Group	Vanguard 500 Index Fund Admiral Shares	N/R	20,464,250
The Vanguard Group	Vanguard Total Stock Market Index Fund Admiral Shares	N/R	9,291,937
Victory Capital	Victory Sycamore Established Fund Class R6	N/R	2,908,702
Dimensional Fund Advisors	DFA International Core Equity Portfolio International Class	N/R	2,907,248
Harding International	Harding Loevner International Equity Portfolio International Class	N/R	1,854,086
JPMorgan	JPMorgan Emerging Markets Equity Fund Class L	N/R	3,193,417
Federated Investors, Inc.	Federated Hermes Total Return Bond Fund Institutional Shares	N/R	5,355,974
The Vanguard Group	Vanguard Short Term Investment-Grade Fund Admiral Shares	N/R	2,604,621
	Total mutual funds		87,819,771
	Collective investment trusts:
American Century	American Century In Retirement Trust Class III	N/R	23,583,664
American Century	American Century Retirement Date 2030 Trust Class III	N/R	24,064,829
American Century	American Century Retirement Date 2035 Trust Class III	N/R	25,323,546
American Century	American Century Retirement Date 2040 Trust Class III	N/R	15,027,760
American Century	American Century Retirement Date 2045 Trust Class III	N/R	14,542,105
American Century	American Century Retirement Date 2050 Trust Class III	N/R	13,445,088
American Century	American Century Retirement Date 2055 Trust Class III	N/R	7,623,951
American Century	American Century Retirement Date 2060 Trust Class III	N/R	3,490,984
American Century	American Century Retirement Date 2065 Trust Class III	N/R	1,366,309
	Total collective investment trusts		128,468,236

	Employer securities:
* Northwest Bancshares, Inc.	Northwest Bancshares, Inc. common stock	N/R	44,010,120

* Plan participants	Loans to participants (545 loans outstanding at 3.25% - 9.50% with maturity dates through 2031)	—	4,505,570
			$276,470,716

N/R	- Participant directed investment, cost not required to be reported
*	- Parties in interest, as defined by ERISA